Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Helium revenue	$ 195,954		$ 418,042		$ 313,198
Operating expenses
Depreciation, depletion, amortization and accretion	72,755	13,536	151,094	26,910	157,653	51,800
Lease and well operating expenses	49,547	189,333	103,440	202,877	149,210	22,481
Shut-in expenses	(10,872)	51,673	103,365	134,633	197,187	390,224
Gathering and processing expenses	260,143		516,685		701,983
Production taxes	6,735		14,368		13,456
General and administrative expenses	1,177,068	582,972	2,699,875	1,310,749	4,762,080	6,952,765
General and administrative expenses – related parties	15,000	2,500	30,000	37,500	167,500	137,500
Total operating expenses	1,570,376	840,014	3,618,827	1,712,669	6,149,069	8,054,770
Deposit on terminated purchase and sale agreement						500,000
Net loss from operations	(1,374,422)	(840,014)	(3,200,785)	(1,712,669)	(5,835,871)	(8,054,770)
Other income (expense)
Gain on extinguishment of debt					3,033,634
Interest expense	(808,391)	(542,297)	(1,531,782)	(1,078,634)	(2,818,478)	(8,439,687)
Event of default fees	(788,320)	(1,959,785)	(1,533,760)	(3,887,724)	(5,875,111)	(11,013,572)
Interest income	6,363	1	6,363	8		2,252
Other income (expense), net					(53,691)	7
Unrealized gain on fair value of notes payable	1,154,274		2,068,847		(28,944)
Unrealized gain on derivatives mark-to-market	38,914	185,011	107,774	185,011	(197,886)	142,698
Total other expense	(397,160)	(2,317,070)	(882,558)	(4,781,339)	(5,911,532)	(19,308,302)
Net loss before taxes	(1,771,582)	(3,157,084)	(4,083,343)	(6,494,008)	(11,747,403)	(27,363,072)
Income tax expense
Net loss	$ (1,771,582)	$ (3,157,084)	$ (4,083,343)	$ (6,494,008)	$ (11,747,403)	$ (27,363,072)
Loss per common share basic (in Dollars per share)	$ (0.02)	$ (0.05)	$ (0.05)	$ (0.1)	$ (0.16)	$ (0.51)
Loss per common share diluted	$ (0.02)	$ (0.05)	$ (0.05)	$ (0.1)	$ (0.16)	$ (0.51)
Weighted average number of common shares uutstanding basic (in Shares)	80,951,591	67,805,572	80,880,494	67,296,655	72,040,167	53,219,180
Weighted average number of common shares uutstanding diluted	80,951,591	67,805,572	80,880,494	67,296,655	72,040,167	53,219,180